Cover	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	STRATASYS LTD.
Entity Address, Address Line One	1 Holtzman Street,
Entity Address, Address Line Two	Science Park
Entity Address, Address Line Three	P.O. Box 2496
Entity Address, City or Town	Rehovot,
Entity Address, Country	IL
Entity Address, Postal Zip Code	76124
Entity Central Index Key	0001517396
Former Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2026
Amendment Flag	false